Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 62,852	$ 52,598
Additions (reductions) related to interest and currency translation	(4,432)	6,303
Additions based on tax positions taken during a prior period	9,792	18,729
Reductions related to tax positions taken during a prior period	(358)	(12,070)
Reductions related to settlement of tax matters	(21,453)	(14,691)
Additions based on tax positions taken during the current period	1,441	12,878
Reductions related to a lapse of applicable statute of limitation	(1,684)	(895)
Balance at the end of the year	$ 46,158	$ 62,852